Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the current fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

2015 Acquisition
Current assets, net of cash acquired	$36,174
Property and equipment	11,506
Intangible assets (primarily customer relationships)	10,400
Tax-deductible goodwill	13,977
Current liabilities	(10,129)
Long term liabilities	(22)
Net assets acquired	$61,906
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of the acquisition (in thousands):

2014 Acquisition
Current assets, net of cash acquired	$7,596
Property and equipment	3,837
Intangible assets (primarily customer relationships)	11,527
Non-tax-deductible goodwill	20,573
Current liabilities	(1,615)
Deferred tax liabilities	(3,629)
Net assets acquired	$38,289